UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------
Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):              [_] is a restatement.
                                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, L.P.
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
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Title:   Compliance Officer
         ------------------------------------
Phone:   310 286-2929
         ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stacey Schaper                   Los Angeles, CA           November 11, 2009
--------------------                 ---------------           -----------------
    [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number          Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:              0
                                          --------

FORM 13F INFORMATION TABLE ENTRY TOTAL:        32
                                          --------

FORM 13F INFORMATION TABLE VALUE TOTAL:   204,718
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LIST OF OTHER INCLUDED MANAGERS:  NONE

                                                     FORM 13F INFORMATION TABLE

                                                                     VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak                           NOTE              277461be8    3,244     3250000 PRN       SOLE            SOLE
Champion Enterprises Inc 2.75% due
  11/1/37                               NOTE              158496ac3      700   3,500,000 PRN       SOLE            SOLE
Cheniere Energy Inc. 2.25% due 8/1/12   NOTE              16411rae9   11,250  25,000,000 PRN       SOLE            SOLE
Coeur D'Alene Mines Corp 1.25% Due
  1/15/24                               NOTE              192108aq1   25,033  25,286,000 PRN       SOLE            SOLE
Conseco Inc. 3.500% due 9/30/35         NOTE              208464bh9    4,600   5,000,000 PRN       SOLE            SOLE
Flotek Industries Inc. 5.25% Due
  2/15/28                               NOTE              343389aa0    3,575   6,500,000 PRN       SOLE            SOLE
NCI Building Systems Inc. 2.125% due
  11/15/24                              NOTE              628852ag0   24,750  18,000,000 PRN       SOLE            SOLE
Playboy Enterprises Inc. 3.00% due
  3/15/25                               NOTE              728117ab8    5,530   7,000,000 PRN       SOLE            SOLE
UAL Corp 5.00% due 2/1/21               NOTE              902549ae4    6,720   8,000,000 PRN       SOLE            SOLE
UAL Corp 4.50% due 6/30/21              NOTE              902549ah7    5,850   7,500,000 PRN       SOLE            SOLE
AEP Industries Inc.                     COM               001031103   30,049     753,100 SH        SOLE            SOLE
Anglogold Ashanti Ltd                   SPONSORED ADR     035128206    4,076     100,000 SH        SOLE            SOLE
Apollo Investment Corp                  COM               03761u106    2,368     180,000 SH        SOLE            SOLE
Ares Capital Corporation                COM               04010L103    1,984     180,000 SH        SOLE            SOLE
Barrick Gold Corporation                COM               067901108    7,580     200,000 SH        SOLE            SOLE
Dana Holding Corporation                COM               235825205    2,418     355,000 SH        SOLE            SOLE
Greenlight Capital RE Ltd               COM               g4095j109    1,880     100,000 SH        SOLE            SOLE
ITC Deltacom Inc                        COM               465685105    1,263     978,854 SH        SOLE            SOLE
Odyssey Marine Exploration Inc.         COM               676118102    1,860   1,000,000 SH        SOLE            SOLE
Schering - Plough Corp                  COM               806605101   14,125     500,000 SH        SOLE            SOLE
Wyeth                                   COM               983024100   29,148     600,000 SH        SOLE            SOLE
Augusta Resource Corp                   COM               050912203    6,606   2,636,300 SH        SOLE            SOLE
American International Group Inc. 8.50%
  due 8/1/11                            UNIT 08/01/2011   026874115    1,902     164,700 SH        SOLE            SOLE
General Motors 6.25% due 7/15/33        DEB SR CONV C 33  370442733    5,355   1,500,000 SH        SOLE            SOLE
Buffalo Wild Wings Inc.                 COM               119848959      945       1,000     PUT   SOLE            SOLE
NCI Building Systems                    COM               628852955      511       2,405     PUT   SOLE            SOLE
Alliance Data Systems                   COM               018581958       60       1,500     PUT   SOLE            SOLE
Merck & Co                              COM               589331957       66       1,475     PUT   SOLE            SOLE
Moodys Corporation                      COM               615369955    1,010       1,000     PUT   SOLE            SOLE
Pfizer Inc.                             COM               717081953      414       6,000     PUT   SOLE            SOLE
Standard & Poors Dep Rcpts              COM               78462f103    1,700       5,000     PUT   SOLE            SOLE
SPDR Gold Trust                         COM               78463v107      800       1,000     CALL  SOLE            SOLE
SPDR Gold Trust                         COM               78463v107      590       1,000     CALL  SOLE            SOLE

                                                 ---------------------------
                                      TOTAL                          204,718
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